UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 12 East 49th Street, 28th Flr.

         New York, NY  10004

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     February 11, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $159,896 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTA CORP CL B             CL B            007942204    2626  290202 SH     SOLE                 290202       0       0
AMBASSADORS INTERNATIONAL     COM             023178106    1293   61587 SH     SOLE                  61587       0       0
AMERICAN COMMUNITY PROPERTIES COM             02520N106     681  108902 SH     SOLE                 108902       0       0
AMERICAN PHYSICIANS CAP       COM             028884104    4647  216138 SH     SOLE                 216138       0       0
BEACON CAPITAL PARTNERS       COM             24607ZUS6    1261  170000 SH     SOLE                 170000       0       0
BINDVIEW DEVELOPMENT CORP     COM             090327107    3675 1837620 SH     SOLE                1837620       0       0
BONNEVILLE PACIFIC (ESCROW)   COM             098904204       0  147958 SH     SOLE                 147958       0       0
CERES GROUP INC               COM             156772105    2648  721466 SH     SOLE                 721466       0       0
CHEMFIRST INC                 COM             16361A106    3146  131261 SH     SOLE                 131261       0       0
COBALT GROUP INC - PRIVATE EQ COM             19074Q103    1050  300000 SH     SOLE                 300000       0       0
CRAY INC                      COM             225223106     351  189609 SH     SOLE                 189609       0       0
CRIIMI MAE INC                COM             226603504     380   94265 SH     SOLE                  94265       0       0
DIRECTRIX INC                 COM             25459A100     111   54312 SH     SOLE                  54312       0       0
ENDO PHARMACEUT HLDGS IN      COM             29264F205    1368  117363 SH     SOLE                 117363       0       0
FIRST COMMUNITY BANCORP       COM             31983B101     563   28745 SH     SOLE                  28745       0       0
FIRSTCITY LIQUIDATING TRUST   COM             33762E108     340   27200 SH     SOLE                  27200       0       0
FIRSTENERGY CORP              COM             337932107    2951   84349 SH     SOLE                  84349       0       0
GENERAL MOTORS - CLASS H      CL H            370442832    2271  146992 SH     SOLE                 146992       0       0
GUESS?INC                     COM             401617105    1122  149665 SH     SOLE                 149665       0       0
IMMULOGIC PHARMACEUTICAL      COM             45252R100      16  525000 SH     SOLE                 525000       0       0
INSIGNIA FINANCIAL GR         COM             45767A105    8849  819333 SH     SOLE                 819333       0       0
KINDRED HEALTHCARE INC        COM             494580103    5267  102304 SH     SOLE                 102304       0       0
LINCOLN NATIONAL CORP         COM             534187109    1825   37575 SH     SOLE                  37575       0       0
LOCAL FINANCIAL CORP          COM             539553107    6450  463024 SH     SOLE                 463024       0       0
LUNDIN OIL AB                 SPON GDR B      550375109    1257  300000 SH     SOLE                 300000       0       0
MEVC DRAPER FISHER            COM             55271E105     109   10961 SH     SOLE                  10961       0       0
NAVIGANT INTERNATIONAL        COM             63935R108    1322  116956 SH     SOLE                 116956       0       0
NEXT WAVE TELECOMM  INC-CL B  CL B            65332M103    4467  674778 SH     SOLE                 674778       0       0
OSI SYSTEMS INC               COM             671044105    1244   68403 SH     SOLE                  68403       0       0
PINNACLE ENTERTAINMENT INC    COM             723456109     438   72572 SH     SOLE                  72572       0       0
PREVIEW SYSTEMS INC           COM             741379101       8   53346 SH     SOLE                  53346       0       0
PRUDENTIAL FINL INC           COM             744320102   21660  652604 SH     SOLE                 652604       0       0
SAXON CAPITAL AQUISITION      COM             80556P104    7483  748268 SH     SOLE                 748268       0       0
SEAGATE TECH HELD IN ESCROW   COM             811804103       0  344081 SH     SOLE                 344081       0       0
SILICONIX INC                 COM             827079203    1614   58852 SH     SOLE                  58852       0       0
SPECTRIAN CORP                COM             847608106     559   50758 SH     SOLE                  50758       0       0
STAGE STORES INC              COM             85254C107   21150  919581 SH     SOLE                 919581       0       0
STILWELL FINANCIAL INC        COM             860831106   19587  719577 SH     SOLE                 719577       0       0
SULZER MEDICA - ADR           SPONSORED ADR   865580104     209   46516 SH     SOLE                  46516       0       0
TRIZEC HAHN                   COM             896938107    8262  526231 SH     SOLE                 526231       0       0
VISTEON CORP                  COM             92839U107   16685 1109348 SH     SOLE                1109348       0       0
WESTERN RESOURCES             COM             959425109     951   55264 SH     SOLE                  55264       0       0